SUPPLEMENTAL EQUITY AND COMPREHENSIVE INCOME INFORMATION (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jan. 02, 2021	Dec. 28, 2019	Dec. 29, 2018	Apr. 30, 2019
Preferred stock, shares authorized	5,000,000
Preferred stock, par value (in dollars per share)	$ 1
Preferred stock, outstanding shares	0
Common stock, authorized shares	400,000,000	400,000,000
Common stock, par value (in dollars per share)	$ 1	$ 1
Repurchase of common stock, value	$ 104.3	$ 237.7	$ 392.9
Share repurchase authorized amount				$ 650.0
Share repurchase remained authorized amount	$ 540.4
Treasury stock, at cost
Repurchase of common stock	792,997	2,222,937	3,951,215
Repurchase of common stock, value	$ 104.3	$ 237.7	$ 392.9